Derivative Financial Instruments and Risk Management - Gross and Net Amounts of Derivative Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Gross amounts recognized in the Consolidated Balance Sheets, assets	$ 133	$ 36
Derivative, assets	(24)	(24)
Cash collateral pledged, assets
Derivative asset	109	12
Gross amounts recognized in the Consolidated Balance Sheets, liabilities	29	55
Derivative, liabilities	(24)	(24)
Cash collateral pledged, liabilities		(24)
Derivative liabilities	$ 5	$ 7